Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Inventories [Abstract]
Summary of inventories

	2025 US$m	2024 US$m
Raw materials and purchased components	959	971
Consumable stores	1,776	1,560
Work in progress	2,506	1,931
Finished goods and goods for resale	2,065	1,620
Total inventories	7,306	6,082
Comprising:
Expected to be used within one year	6,968	5,860
Expected to be used after more than one year	338	222
Total inventories	7,306	6,082